LEASES - Right-of-use leased asset (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023
Right-of-use leased asset
Book value at the beginning of the period/year	$ 13,936,575
Depreciation of the period/year	837,199	$ 676,427
Book value at the end of the period/year	13,519,199		$ 13,936,575
Right-of-use leased asset
Right-of-use leased asset
Book value at the beginning of the period/year	21,163,192	15,828,032	15,828,032
Additions of the period/year	1,072,418		3,154,950
Additions from business combination			3,005,000
Disposals	(461,631)		(1,839,921)
Exchange differences	(513,269)		1,015,131
Book value at the end of the period/year	21,260,710		21,163,192
Depreciation
Right-of-use leased asset
Book value at the beginning of the period/year	(7,226,617)	$ (3,684,006)	(3,684,006)
Disposals	(274,431)		(171,870)
Exchange differences	(47,874)		148,587
Depreciation of the period/year	837,199		3,565,894
Book value at the end of the period/year	$ (7,741,511)		$ (7,226,617)